Equity	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Equity
Note 16: Equity
Preferred and Common Shares Outstanding and Other Equity Instruments

(Canadian $ in millions, except as noted)	2019			2018
	Number of shares	Amount	Dividends declared per share	Number of shares	Amount	Dividends declared per share
Preferred Shares – Classified as Equity
Class B – Series 16 (1)	–	–	–	–	–	0.64
Class B – Series 17 (2)	–	–	–	–	–	0.52
Class B – Series 25	9,425,607	236	0.45	9,425,607	236	0.45
Class B – Series 26	2,174,393	54	0.70	2,174,393	54	0.59
Class B – Series 27	20,000,000	500	0.98	20,000,000	500	1.00
Class B – Series 29	16,000,000	400	0.96	16,000,000	400	0.98
Class B – Series 31	12,000,000	300	0.95	12,000,000	300	0.95
Class B – Series 33	8,000,000	200	0.95	8,000,000	200	0.95
Class B – Series 35	6,000,000	150	1.25	6,000,000	150	1.25
Class B – Series 36	600,000	600	58.50	600,000	600	58.50
Class B – Series 38	24,000,000	600	1.21	24,000,000	600	1.21
Class B – Series 40	20,000,000	500	1.13	20,000,000	500	1.13
Class B – Series 42	16,000,000	400	1.10	16,000,000	400	1.10
Class B – Series 44 (3)	16,000,000	400	1.44	16,000,000	400	–
Class B – Series 46 (4)	14,000,000	350	0.77	–	–	–
Preferred Shares – Classified as Equity		4,690			4,340
Other Equity Instruments (5)		658			–
Preferred Shares and Other Equity Instruments		5,348			4,340
Common Shares
Balance at beginning of year	639,329,625	12,929		647,816,318	13,032
Issued under the Shareholder Dividend
Reinvestment and Share Purchase Plan	–	–		–	–
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans (Note 20)	902,651	62		1,513,307	99
Repurchased for cancellation	(1,000,000)	(20)		(10,000,000)	(202)
Balance at End of Year	639,232,276	12,971	4.06	639,329,625	12,929	3.78

(1)
On August 25, 2018, we redeemed all 6,267,391
Non-Cumulative
Perpetual Class B Preferred Shares, Series 16, at a price of $25.00 cash per share plus all declared and unpaid dividends. Dividends declared for the year ended October 31, 2018 were $0.64 per share and 6,267,391 shares were outstanding at the time of the dividend declaration.

(2)
On August 25, 2018, we redeemed all 5,732,609
Non-Cumulative
Perpetual Class B Preferred Shares, Series 17, at a price of $25.00 cash per share plus all declared and unpaid dividends. Dividends declared for the year ended October 31, 2018 were $0.52 per share and 5,732,609 shares were outstanding at the time of the dividend declaration.

(3)	On September 17, 2018, we issued 16 million Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 44, at a price of $25.00 cash per share for gross proceeds of $400 million.
(4)	On April 17, 2019, we issued 14 million Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 46, at a price of $25.00 cash per share for gross proceeds of $350 million.
(5)	On July 30, 2019, we issued US$500 million 4.800% Additional Tier 1 Capital Notes.
Preferred Share Rights and Privileges

(Canadian $, except as noted)
	Redemption amount	Quarterly non-cumulative dividend (1)		Reset premium	Date redeemable / convertible		Convertible to
Class B – Series 25	25.00	$0.112813	(2)	1.15%	August 25, 2021	(3)(4)	Class B – Series 26	(8)
Class B – Series 26	25.00	Floating	(7)	1.15%	August 25, 2021	(3)(5)	Class B – Series 25	(8)
Class B – Series 27	25.00	$ 0.24075	(2)	2.33%	May 25, 2024	(3)(4)	Class B – Series 28	(8)(9)
Class B – Series 29	25.00	$ 0.2265	(2)	2.24%	August 25, 2024	(3)(4)	Class B – Series 30	(8)(9)
Class B – Series 31	25.00	$ 0.2375	(2)	2.22%	November 25, 2019	(3)(4)	Class B – Series 32	(8)(9)
Class B – Series 33	25.00	$ 0.2375	(2)	2.71%	August 25, 2020	(3)(4)	Class B – Series 34	(8)(9)
Class B – Series 35	25.00	$ 0.3125		Does not reset	August 25, 2020	(6)	Not convertible	(9)
Class B – Series 36	1,000.00	$ 14.6250	(2)	4.97%	November 25, 2020	(3)(4)	Class B – Series 37	(8)(9)
Class B – Series 38	25.00	$0.303125	(2)	4.06%	February 25, 2022	(3)(4)	Class B – Series 39	(8)(9)
Class B – Series 40	25.00	$ 0.28125	(2)	3.33%	May 25, 2022	(3)(4)	Class B – Series 41	(8)(9)
Class B – Series 42	25.00	$ 0.2750	(2)	3.17%	August 25, 2022	(3)(4)	Class B – Series 43	(8)(9)
Class B – Series 44	25.00	$0.303125	(2)	2.68%	November 25, 2023	(3)(4)	Class B – Series 45	(8)(9)
Class B – Series 46	25.00	$ 0.31875	(2)	3.51%	May 25, 2024	(3)(4)	Class B – Series 47	(8)(9)

(1)	Non-cumulative dividends are payable quarterly as and when declared by the Board of Directors.
(2)
The dividend rate will reset on the date redeemable and every five years thereafter at a rate equal to the
5-year
Government of Canada bond yield plus the reset premium noted. If converted to a floating rate series, the rate will be set as, and when declared, at the
3-month
Government of Canada treasury bill yield plus the reset premium noted.

(3)	Redeemable on the date noted and every five years thereafter.
(4)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, the shares will become floating rate preferred shares.
(5)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, the shares will become fixed rate preferred shares.
(6)	Series 35 is subject to a redemption premium if redeemed prior to August 25, 2024.
(7)	Floating rate will be set as, and when declared, at the 3-month Government of Canada treasury bill yield plus a reset premium.
(8)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(9)
The shares issued include a non-viability contingent capital provision, which is necessary for the shares to qualify as regulatory capital under Basel III. Refer to the Non-Viability Contingent Capital paragraph below for details.

On September 27, 2019, we announced that we did not intend to exercise our right to redeem the currently outstanding Non-Cumulative 5-Year Rate Reset Class B Preferred Shares Series 31 (“Preferred Shares Series 31”) on November 25, 2019. As a result, subject to certain conditions, the holders of Preferred Shares Series 31 had the right, at their option, by November 12, 2019, to convert any or all of their Preferred Shares Series 31 on a one-for-one basis into Non-Cumulative Floating Rate Class B Preferred Shares Series 32 (“Preferred Shares Series 32”). During the conversion period, which ran from October 28, 2019 to November 12, 2019, 69,570 Preferred Shares Series 31 were tendered for conversion into Preferred Shares Series 32, which is less than the minimum 1,000,000 required to give effect to the conversion, as described in the Preferred Shares Series 31 prospectus supplement dated July 23, 2014. As a result, no Preferred Shares Series 32 were issued and holders of Preferred Shares Series 31 retained their shares. The dividend rate for the Preferred Shares Series 31 for the five-year period commencing on November 25, 2019, and ending on November 24, 2024, will be 3.851%.
On June 27, 2019, we announced that we did not intend to exercise our right to redeem the currently outstanding
Non-Cumulative
5-Year
Rate Reset Class B Preferred Shares Series 29 (“Preferred Shares Series 29”) on August 25, 2019. As a result, subject to certain conditions, the holders of Preferred Shares Series 29 had the right, at their option, by August 12, 2019, to convert any or all of their Preferred Shares Series 29 on a one-for-one
basis into
Non-Cumulative
Floating Rate Class B Preferred Shares Series 30 (“Preferred Shares Series 30”). During the conversion period, which ran from July 26, 2019 to August 12, 2019, 223,098 Preferred Shares Series 29 were tendered for conversion into Preferred Shares Series 30, which is less than the minimum 1,000,000 required to give effect to the conversion, as described in the Preferred Shares Series 29 prospectus supplement dated May 30, 2014. As a result, no Preferred Shares Series 30 were issued and holders of Preferred Shares Series 29 retained their shares. The dividend rate for the Preferred Shares Series 29 for the five-year period commencing on August 25, 2019, and ending on August 24, 2024, will be 3.624%.
On April 17, 2019, we issued 14 million
Non-Cumulative
5-Year
Rate Reset Class B Preferred Shares Series 46 (Non-Viability Contingent Capital (“NVCC”)), at a price of $25 per share, for gross proceeds of $350 million. For the initial five-year period to the earliest redemption date of May 25, 2024, the shares pay quarterly cash dividends, if declared, at a rate of 5.1% per annum. The dividend rate will reset on the earliest redemption date and every fifth year thereafter at a rate equal to the
5-year
Government of Canada bond yield plus a premium of 3.51%. Holders have the option to convert their shares into an equal number of
Non-Cumulative
Floating Rate Class B Preferred Shares Series 47 (“Preferred Shares Series 47”), subject to certain conditions, on the earliest redemption date and every fifth year thereafter. Holders of Preferred Shares Series 47 will be entitled to receive non-cumulative
preferential floating rate quarterly dividends, as and when declared, equal to the
3-month
Government of Canada Treasury Bill yield plus 3.51%.
On March 29, 2019, we announced that we did not intend to exercise our right to redeem the currently outstanding
Non-Cumulative
5-Year
Rate Reset Class B Preferred Shares Series 27 (“Preferred Shares Series 27”) on May 25, 2019. As a result, subject to certain conditions, the holders of Preferred Shares Series 27 had the right, at their option, by May 10, 2019, to convert any or all of their Preferred Shares Series 27 on a one-for-one
basis into
Non-Cumulative
Floating Rate Class B Preferred Shares Series 28 (“Preferred Shares Series 28”). During the conversion period, which ran from April 25, 2019 to May 10, 2019, 412,564 Preferred Shares Series 27 were tendered for conversion into Preferred Shares Series 28, which is less than the minimum 1,000,000 required to give effect to the conversion, as described in the Preferred Shares Series 27 prospectus supplement dated April 16, 2014. As a result, no Preferred Shares Series 28 were issued and holders of Preferred Shares Series 27 retained their shares. The dividend rate for the Preferred Shares Series 27 for the five-year period commencing on May 25, 2019, and ending on May 24, 2024, will be 3.852%.
Other Equity Instruments
On July 30, 2019, we issued US$500 million 4.800% Additional Tier 1 Capital Notes (Non-Viability Contingent Capital (“NVCC”)) (“notes”), which are classified as equity and form part of our additional Tier 1 non-viability
contingent capital. The notes are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability component of the notes and, as a result, the full amount of proceeds has been classified as equity. Semi-annual distributions on the notes will be recorded when payable. The rights of the holders of our notes are subordinate to the claims of the depositors and certain other creditors, but rank above our common and preferred shares.

(Canadian $, in millions, except as noted)						2019	2018
	Face value		Interest rate (%)	Redeemable at our option	Convertible to	Total	Total
4.800% Additional Tier 1 Capital Notes	US$	500	4.800 (1)	August 2024 (2)	Variable number of common shares (3)	658	–
Total						658	–

(1)	Non-cumulative interest is payable semi-annually in arrears, at the bank’s discretion.
(2)
The notes are redeemable at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest, in whole or in part, at our option on any interest payment date on or after the first interest reset date in 2024 or following certain regulatory or tax events. The bank may, at any time, purchase the notes at any price in the open market.

(3)
The notes issued include a
non-viability
contingent capital provision, which is necessary for the notes to qualify as regulatory capital under Basel III. Refer to the Non-Viability Contingent Capital paragraph below for details.

Authorized Share Capital
We classify financial instruments that we issue as financial liabilities, equity instruments or compound instruments. Financial instruments that will be settled by a variable number of our common shares upon conversion by the holders are classified as liabilities on our Consolidated Balance Sheet. Dividends and interest payments on financial liabilities are classified as interest expense in our Consolidated Statement of Income. Financial instruments are classified as equity instruments when there is no contractual obligation to transfer cash or other financial assets. Further, issued instruments that are not mandatorily redeemable, or that are not convertible into a variable number of our common shares at the holder’s option, are classified as equity and presented in share capital. Dividend payments on equity instruments are recognized as a reduction in equity.
Common Shares
We are authorized by our shareholders to issue an unlimited number of our common shares, without par value, for unlimited consideration. Our common shares are not redeemable or convertible. Dividends are declared by our Board of Directors at their discretion. Historically, the Board of Directors has declared dividends on a quarterly basis and the amount can vary from quarter to quarter.

Preferred Shares
We are authorized by our shareholders to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares, without par value, in series, for unlimited consideration. Class B Preferred Shares may be issued in a foreign currency.
Treasury Shares
When we purchase our common shares as part of our trading business, we record the cost of those shares as a reduction in shareholders’ equity. If those shares are resold at a price higher than their cost, the premium is recorded as an increase in contributed surplus. If those shares are resold at a price below their cost, the discount is recorded as a reduction first to contributed surplus and then to retained earnings for any amount in excess of the total contributed surplus related to treasury shares.

Non-Viability
Contingent Capital
Class B – Series 27, Class B – Series 29, Class B – Series 31, Class B – Series 33, Class B – Series 35, Class B – Series 36, Class B – Series 38, Class B – Series 40, Class B – Series 42, Class B – Series 44 and Class B – Series 46 preferred share issues and the other equity instruments include a non-viability
contingent capital provision, which is necessary for them to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted, or agreed to accept, a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the value of the preferred share or other equity instrument issuance (including declared and unpaid dividends on such preferred share or other equity instrument issuance) by the conversion price and then applying the multiplier.
Normal Course Issuer Bid
We renewed our normal course issuer bid (“NCIB”), effective June 3, 2019 for one year. Under this NCIB, we may purchase up to 15 million of our common shares for cancellation. The timing and amount of purchases under the NCIB are subject to management discretion based on factors such as market conditions and capital levels. The bank will consult with OSFI before making purchases under the NCIB.
During the year ended October 31, 2019, we purchased for cancellation 1 million of our common shares (10 million in 2018).
Share Redemption and Dividend Restrictions
OSFI must approve any plan to redeem any of our preferred share issues or other equity instruments for cash.
We are prohibited from declaring dividends on our preferred or common shares when we would be, as a result of paying such a dividend, in contravention of the capital adequacy, liquidity or any other regulatory directive issued under the
Bank Act (Canada)
. In addition, common share dividends cannot be paid unless all dividends declared and payable on our preferred shares have been paid or sufficient funds have been set aside to do so.
In addition, if the bank does not pay the interest in full on the Additional Tier 1 Capital Notes, the bank will not declare dividends on its common shares or preferred shares or redeem, purchase or otherwise retire such shares until the month commencing after the bank resumes full interest payments on the Additional Tier 1 Capital Notes.
Currently, these limitations do not restrict the payment of dividends on common or preferred shares.
Shareholder Dividend Reinvestment and Share Purchase Plan
We offer a Dividend Reinvestment and Share Purchase Plan (“DRIP”) for our shareholders. Participation in the plan is optional. Under the terms of the DRIP, cash dividends on common shares are reinvested to purchase additional common shares. Shareholders also have the opportunity to make optional cash payments to acquire additional common shares.
For dividends paid in fiscal 2019 and 2018, common shares to supply the DRIP were purchased in the open market.
During the year ended October 31, 2019, we did not issue any common shares from treasury (nil in 2018) and purchased 2,198,109 common shares in the open market (1,995,353 in 2018) for delivery to shareholders under the DRIP.
Potential Share Issuances
As at October 31, 2019, we had reserved 39,947,147 common shares (39,947,147 in 2018) for potential issuance in respect of the DRIP. We have also reserved 6,108,307 common shares (6,095,201 in 2018) for the potential exercise of stock options, as further described in Note 20.
Capital Trust Securities
On December 31, 2018, BMO Capital Trust II redeemed all of its issued and outstanding BMO Tier 1 Notes – Series A at a redemption amount equal to $1,000 for an aggregate redemption of $450 million, plus accrued and unpaid interest to but excluding the redemption date.